Consolidated statements of comprehensive income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 18,246	$ 3,681	$ (71,487)
Marketable securities:
Unrealized gain (loss)	2,020	9,179	(8,865)
Derivatives:
Unrealized income (loss)	578	(2,311)	(7,060)
Amounts reclassified from accumulated other comprehensive income (loss)	(217)	4,481	4,957
Other comprehensive income (loss), net of taxes of $226, $0 and $0 for 2024, 2023 and 2022, respectively	2,381	11,349	(10,968)
Comprehensive income (loss)	$ 20,627	$ 15,030	$ (82,455)